Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 3,063.6	$ 47.2	₨ 2,000.7
Provision made during the year	2,786.8	43.0	1,482.7
Utilization/write back of provision	(2,093.6)	(32.3)	(732.1)
Closing provision of reward points	4,312.4	66.5	3,063.6
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	242.8	3.7	202.0
Change in Cost of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ 312.8	$ 4.9	₨ 110.3